Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Basic earnings per share
Net income	$ 4,015	$ 1,481	$ 7,862	$ 4,990
Dividends on preferred shares and distributions on other equity instruments	(77)	(67)	(136)	(133)
Net income attributable to non-controlling interests	(1)	3	(3)	(2)
Net income available to common shareholders	$ 3,938	$ 1,420	$ 7,725	$ 4,859
Weighted average number of common shares (in thousands)	1,424,889	1,422,754	1,424,107	1,425,203
Basic earnings per share (in dollars)	$ 2.76	$ 1.00	$ 5.42	$ 3.41
Diluted earnings per share
Net income available to common shareholders	$ 3,938	$ 1,420	$ 7,725	$ 4,859
Dilutive impact of exchangeable shares		3		7
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 3,938	$ 1,423	$ 7,725	$ 4,866
Weighted average number of common shares (in thousands)	1,424,889	1,422,754	1,424,107	1,425,203
Stock options	1,533	906	1,362	1,280
Issuable under other share-based compensation plans	685	753	714	751
Exchangeable shares		3,458	0	3,234
Average number of diluted common shares (in thousands)	1,427,107	1,427,871	1,426,183	1,430,468
Diluted earnings per share (in dollars)	$ 2.76	$ 1.00	$ 5.42	$ 3.40
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 4,014	$ 1,484	$ 7,859	$ 4,988
Dividends on preferred shares and distributions on other equity instruments	$ (76)	$ (64)	$ (134)	$ (129)